Segment Reporting and Business Concentrations - Additional Information (Detail)	3 Months Ended		12 Months Ended
	Mar. 31, 2019 segment	Mar. 31, 2018 segment	Dec. 31, 2018 Segment Country	Dec. 31, 2017 Segment	Dec. 31, 2016 Segment
Segment Reporting [Abstract]
Number of operating segments	1	1	1	1	1
Number of geographic region company has historically operated in			3